Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	$ 4,969
Transportation agreements	134,312
Total	139,281
2026
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	948
Transportation agreements	40,249
Total	41,197
2027-2028
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	563
Transportation agreements	51,388
Total	51,951
2029-2030
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	533
Transportation agreements	13,416
Total	13,949
2031 and beyond
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	2,925
Transportation agreements	29,259
Total	$ 32,184